Related Party Agreements and Transactions - Allocations of Services (Details) - Lilly - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Allocation of services			$ 151.7	$ 145.3	$ 156.0
Cost of sales
Related Party Transaction [Line Items]
Allocation of services			31.8	32.5	25.9
Research and development
Related Party Transaction [Line Items]
Allocation of services			2.8	2.3	6.3
Marketing, selling and administrative
Related Party Transaction [Line Items]
Allocation of services			$ 117.1	$ 110.5	$ 123.8
Transitional Services Agreement
Related Party Transaction [Line Items]
Allocation of services	$ 105.2	$ 107.8
Transitional Services Agreement | Cost of sales
Related Party Transaction [Line Items]
Allocation of services	21.8	23.0
Transitional Services Agreement | Research and development
Related Party Transaction [Line Items]
Allocation of services	2.2	2.1
Transitional Services Agreement | Marketing, selling and administrative
Related Party Transaction [Line Items]
Allocation of services	$ 81.2	$ 82.7